CONDENSED BALANCE SHEETS (USD $)	Mar. 30, 2014	Sep. 30, 2013
CURRENT ASSETS:
Cash or cash equivalents	$ 7,733	$ 22,660
TOTAL CURRENT ASSETS	7,733	22,660
TOTAL ASSETS	7,733	22,660
CURRENT LIABILITIES:
Accounts payable and accrued expenses	22,089	3,257
Accrued taxes	250	250
TOTAL CURRENT LIABILITIES	22,339	3,507
TOTAL LIABILITIES	22,339	3,507
STOCKHOLDERS' EQUITY (DEFICIT):
Preferred stock, $.0001 par value, 15,000,000 shares authorized, none issued and outstanding
Stock Subscriptions receivable		(20,000)
Common stock, $.0001 par value, 75,000,000 shares authorized, 4,230,000 and 4,041,000 shares issued and outstanding, as of March 31, 2014 and September 30, 2013	424	405
Additional paid-in capital	71,076	61,645
Retained deficit	(86,106)	(22,897)
TOTAL STOCKHOLDERS' EQUITY(DEFICIT)	(14,607)	19,153
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY(DEFICIT)	$ 7,733	$ 22,660